UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08876

Investment Company Act File Number

Senior Debt Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Senior Debt Portfolio

July 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 118.3%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 1.9%
BE Aerospace, Inc.
Term Loan, 4.00%, Maturing December 16, 2021		5,512	$5,568,662
IAP Worldwide Services, Inc.
Revolving Loan, Maturing July 18, 2018(2)		944	922,240
Term Loan - Second Lien, 8.00%, Maturing July 18, 2019(3)		1,293	1,034,249
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019		39,645	38,297,467
Transdigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020		51,350	51,317,700
Term Loan, 3.75%, Maturing June 4, 2021		16,038	16,025,474
Term Loan, 3.50%, Maturing May 14, 2022		6,983	6,958,404

			$120,124,196

Automotive — 4.4%
Affinia Group Intermediate Holdings, Inc.
Term Loan, 4.75%, Maturing April 27, 2020		11,437	$11,458,336
Allison Transmission, Inc.
Term Loan, 3.50%, Maturing August 23, 2019		33,246	33,394,524
Chrysler Group, LLC
Term Loan, 3.50%, Maturing May 24, 2017		28,985	29,014,295
Term Loan, 3.25%, Maturing December 31, 2018		39,095	39,129,284
CS Intermediate Holdco 2, LLC
Term Loan, 4.00%, Maturing April 4, 2021		6,633	6,641,291
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019		13,542	13,626,871
Federal-Mogul Holdings Corporation
Term Loan, 4.75%, Maturing April 15, 2021		38,709	38,354,155
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 3.75%, Maturing April 30, 2019		36,375	36,596,669
Horizon Global Corporation
Term Loan, 7.00%, Maturing May 11, 2022		4,200	4,168,500
INA Beteiligungsgesellschaft GmbH
Term Loan, 4.25%, Maturing May 15, 2020		6,745	6,798,567
MPG Holdco I, Inc.
Term Loan, 3.75%, Maturing October 20, 2021		20,248	20,298,935
Remy International, Inc.
Term Loan, 4.25%, Maturing March 5, 2020		6,842	6,863,282
TI Group Automotive Systems, LLC
Term Loan, 4.50%, Maturing June 24, 2022	EUR	6,950	7,601,036
Term Loan, 4.50%, Maturing June 24, 2022		10,375	10,430,122
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, Maturing April 23, 2020		17,717	17,739,321
Visteon Corporation
Term Loan, 3.50%, Maturing April 9, 2021		5,276	5,282,838

			$287,398,026

Beverage and Tobacco — 0.2%
Flavors Holdings, Inc.
Term Loan, 6.75%, Maturing April 3, 2020		9,318	$9,027,159
Term Loan - Second Lien, 11.00%, Maturing October 3, 2021		2,000	1,930,000

			$10,957,159

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Brokerage/Securities Dealers/Investment Houses — 0.2%
Astro AB Borrower, Inc.
Term Loan, 5.50%, Maturing April 30, 2022		2,800	$2,842,000
Term Loan - Second Lien, 9.75%, Maturing March 3, 2023		3,800	3,800,000
Salient Partners L.P.
Term Loan, 7.50%, Maturing May 19, 2021		6,925	6,821,125

			$13,463,125

Building and Development — 2.4%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020		11,702	$11,699,067
Auction.com, LLC
Term Loan, 6.00%, Maturing May 8, 2022		8,753	8,764,004
Capital Automotive L.P.
Term Loan, 4.00%, Maturing April 10, 2019		1,594	1,603,047
CPG International, Inc.
Term Loan, 4.75%, Maturing September 30, 2020		10,077	10,027,050
Gates Global, Inc.
Term Loan, 4.25%, Maturing July 5, 2021		47,594	47,471,470
Headwaters, Incorporated
Term Loan, 4.50%, Maturing March 24, 2022		1,675	1,686,516
Ply Gem Industries, Inc.
Term Loan, 4.00%, Maturing February 1, 2021		12,209	12,157,221
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing September 28, 2020		15,647	15,673,476
Term Loan - Second Lien, 7.00%, Maturing March 26, 2021		2,211	2,228,487
RE/MAX International, Inc.
Term Loan, 4.25%, Maturing July 31, 2020		13,332	13,377,696
Realogy Corporation
Term Loan, 4.40%, Maturing October 10, 2016		139	137,303
Term Loan, 3.75%, Maturing March 5, 2020		25,113	25,164,152
Summit Materials Companies I, LLC
Term Loan, 4.25%, Maturing July 17, 2022		5,375	5,401,875
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017		2,322	2,330,484

			$157,721,848

Business Equipment and Services — 10.2%
Acosta Holdco, Inc.
Term Loan, 4.25%, Maturing September 26, 2021		31,661	$31,744,259
AlixPartners, LLP
Term Loan, 4.50%, Maturing July 15, 2022		9,350	9,389,738
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020		15,042	13,538,155
AVSC Holding Corp.
Term Loan, 4.50%, Maturing January 24, 2021		3,278	3,282,573
BakerCorp International, Inc.
Term Loan, 4.25%, Maturing February 14, 2020		9,458	9,156,606
Brickman Group Ltd., LLC
Term Loan, 4.00%, Maturing December 18, 2020		11,654	11,651,388
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017		2,711	2,703,959
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019		13,093	13,066,420
Ceridian, LLC
Term Loan, 4.50%, Maturing September 15, 2020		5,634	5,613,005
ClientLogic Corporation
Term Loan, 7.54%, Maturing January 30, 2017		3,293	3,284,612
Term Loan, 7.76%, Maturing January 30, 2017	GBP	3,341	5,203,757

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Corporate Capital Trust, Inc.
Term Loan, 4.00%, Maturing May 15, 2019		13,247	$13,246,894
CPM Holdings, Inc.
Term Loan, 6.00%, Maturing April 11, 2022		2,350	2,369,829
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019		18,591	16,762,812
Education Management, LLC
Revolving Loan, 2.50%, Maturing July 2, 2020(4)		5,858	5,548,844
Term Loan, 5.50%, Maturing July 2, 2020		3,491	2,402,837
Term Loan, 8.50%, (2.00% Cash, 6.50% PIK), Maturing July 2, 2020		6,012	3,494,379
EIG Investors Corp.
Term Loan, 5.00%, Maturing November 9, 2019		50,457	50,436,069
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018		23,728	23,717,974
Extreme Reach, Inc.
Term Loan, 6.75%, Maturing February 7, 2020		10,596	10,585,472
Garda World Security Corporation
Term Loan, 4.00%, Maturing November 6, 2020		2,735	2,724,376
Term Loan, 4.00%, Maturing November 6, 2020		15,428	15,370,012
Term Loan, 4.75%, Maturing November 6, 2020	CAD	5,846	4,358,090
IG Investment Holdings, LLC
Term Loan, 6.00%, Maturing October 29, 2021		14,493	14,601,544
IMS Health Incorporated
Term Loan, 3.50%, Maturing March 17, 2021		22,230	22,207,702
Term Loan, 3.75%, Maturing March 17, 2021	EUR	5,263	5,799,179
Informatica Corporation
Term Loan, Maturing May 29, 2022(2)	EUR	12,000	13,255,880
Term Loan, Maturing May 29, 2022(2)		19,275	19,313,145
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020		12,242	12,304,225
ION Trading Technologies S.a.r.l.
Term Loan, 4.50%, Maturing June 10, 2021	EUR	11,273	12,426,455
Term Loan, Maturing June 10, 2021(2)		4,100	4,079,500
Term Loan - Second Lien, Maturing June 10, 2022(2)		900	901,125
KAR Auction Services, Inc.
Term Loan, 3.50%, Maturing March 11, 2021		17,503	17,546,494
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019		38,451	38,591,553
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020		14,954	15,411,974
MCS AMS Sub-Holdings, LLC
Term Loan, 7.50%, Maturing October 15, 2019(3)		17,164	13,122,035
Monitronics International, Inc.
Term Loan, 4.25%, Maturing March 23, 2018		7,702	7,737,914
Term Loan, 4.50%, Maturing April 2, 2022		9,850	9,921,117
National CineMedia, LLC
Term Loan, 2.94%, Maturing November 26, 2019		4,425	4,392,733
Nuance Communications, Inc.
Term Loan, 2.94%, Maturing August 7, 2019		4,900	4,814,250
Peacock Engineering Company, LLC
Term Loan, Maturing July 9, 2022(2)		3,000	3,013,125
PGX Holdings, Inc.
Term Loan, 5.75%, Maturing September 29, 2020		8,017	8,086,732
Quintiles Transnational Corp.
Term Loan, 3.25%, Maturing May 12, 2022		11,100	11,155,500
RCS Capital Corporation
Term Loan, 7.50%, Maturing April 29, 2019		20,909	20,752,621
Term Loan - Second Lien, 11.50%, Maturing April 29, 2021		5,866	5,777,872
Sensus USA, Inc.
Term Loan, 4.50%, Maturing May 9, 2017		5,310	5,306,918
Term Loan - Second Lien, 8.50%, Maturing May 9, 2018		3,500	3,482,500

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
ServiceMaster Company
Term Loan, 4.25%, Maturing July 1, 2021		30,505	$30,619,433
SunGard Data Systems, Inc.
Term Loan, 3.94%, Maturing February 28, 2017		3,625	3,632,045
Term Loan, 4.00%, Maturing March 8, 2020		43,012	43,133,188
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020		7,357	7,395,445
TransUnion, LLC
Term Loan, 3.75%, Maturing April 9, 2021		2,951	2,937,326
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 5.75%, Maturing September 2, 2021		11,742	11,799,737
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.25%, Maturing May 14, 2022		533	532,115
Term Loan, 4.25%, Maturing May 14, 2022		3,042	3,038,416
West Corporation
Term Loan, 3.25%, Maturing June 30, 2018		21,833	21,809,126

			$658,550,984

Cable and Satellite Television — 2.6%
Cequel Communications, LLC
Term Loan, 3.50%, Maturing February 14, 2019		14,780	$14,776,711
Charter Communications Operating, LLC
Term Loan, 3.00%, Maturing July 1, 2020		7,430	7,415,659
Term Loan, Maturing January 20, 2023(2)		18,100	18,159,802
MCC Iowa, LLC
Term Loan, 4.00%, Maturing January 20, 2020		1,995	2,000,691
Term Loan, 3.25%, Maturing January 29, 2021		5,367	5,347,566
Mediacom Illinois, LLC
Term Loan, 3.16%, Maturing October 23, 2017		2,781	2,780,680
Term Loan, 3.50%, Maturing June 30, 2021		4,814	4,818,415
Numericable Group SA
Term Loan, Maturing July 21, 2022(2)	EUR	6,250	6,869,214
Term Loan, Maturing July 27, 2022(2)		3,475	3,476,303
Numericable U.S., LLC
Term Loan, 4.50%, Maturing May 21, 2020		3,353	3,366,953
Term Loan, 4.50%, Maturing May 21, 2020		3,876	3,891,819
UPC Financing Partnership
Term Loan, 3.25%, Maturing June 30, 2021		26,709	26,546,766
Virgin Media Investment Holdings Limited
Term Loan, 3.50%, Maturing June 30, 2023		38,699	38,620,540
Term Loan, 4.25%, Maturing June 30, 2023	GBP	4,450	6,946,309
Ziggo B.V.
Term Loan, 3.75%, Maturing January 15, 2022	EUR	4,290	4,715,855
Term Loan, 3.75%, Maturing January 15, 2022	EUR	6,659	7,320,322
Term Loan, 3.75%, Maturing January 15, 2022	EUR	12,052	13,249,908

			$170,303,513

Chemicals and Plastics — 6.7%
A. Schulman, Inc.
Term Loan, 4.00%, Maturing June 1, 2022		2,500	$2,498,437
Term Loan, 4.00%, Maturing June 1, 2022	EUR	3,000	3,302,989
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 4.50%, Maturing October 3, 2019		8,429	8,450,390
Term Loan, 4.75%, Maturing October 4, 2019	EUR	2,719	2,993,061
Allnex USA, Inc.
Term Loan, 4.50%, Maturing October 3, 2019		4,374	4,384,508
Aruba Investments, Inc.
Term Loan, 4.50%, Maturing February 2, 2022		2,546	2,552,260
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.75%, Maturing February 1, 2020		34,229	34,243,465
Term Loan, 4.00%, Maturing February 1, 2020	EUR	3,920	4,335,511

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
AZ Chem US, Inc.
Term Loan, 4.50%, Maturing June 12, 2021		9,401	$9,426,854
Chemours Company Co. (The)
Term Loan, 3.75%, Maturing May 12, 2022		24,850	23,959,550
Colouroz Investment 1, GmbH
Term Loan, 4.50%, Maturing September 7, 2021		1,542	1,547,022
Term Loan, 4.50%, Maturing September 7, 2021		9,326	9,365,500
ECO Services Operations, LLC
Term Loan, 4.75%, Maturing December 4, 2021		6,978	7,004,010
Emerald Performance Materials, LLC
Term Loan, 4.50%, Maturing August 1, 2021		4,913	4,925,157
Term Loan - Second Lien, 7.75%, Maturing August 1, 2022		5,325	5,313,908
Gemini HDPE, LLC
Term Loan, 4.75%, Maturing August 7, 2021		8,254	8,267,568
Huntsman International, LLC
Term Loan, 3.75%, Maturing August 12, 2021		15,995	15,987,955
Ineos Finance PLC
Term Loan, 4.25%, Maturing March 31, 2022	EUR	3,691	4,050,106
Term Loan, 4.25%, Maturing March 31, 2022		5,935	5,956,312
Ineos Group Holdings S.A.
Term Loan, 4.00%, Maturing December 15, 2020	EUR	7,688	8,417,778
Ineos US Finance, LLC
Term Loan, 3.75%, Maturing May 4, 2018		41,026	41,057,319
Kronos Worldwide, Inc.
Term Loan, 4.00%, Maturing February 18, 2020		6,007	6,000,897
MacDermid, Inc.
Term Loan, 4.50%, Maturing June 7, 2020		27,783	27,934,621
Term Loan, 4.75%, Maturing June 7, 2020		6,670	6,710,369
Minerals Technologies, Inc.
Term Loan, 3.75%, Maturing May 9, 2021		21,740	21,902,419
Omnova Solutions, Inc.
Term Loan, 4.25%, Maturing May 31, 2018		8,080	8,072,122
Orion Engineered Carbons GmbH
Term Loan, 5.00%, Maturing July 25, 2021		6,311	6,326,658
OXEA Finance & Cy S.C.A.
Term Loan, 4.50%, Maturing January 15, 2020	EUR	1,965	2,121,645
OXEA Finance, LLC
Term Loan, 4.25%, Maturing January 15, 2020		6,825	6,662,484
Term Loan - Second Lien, 8.25%, Maturing July 15, 2020		2,000	1,895,000
PQ Corporation
Term Loan, 4.00%, Maturing August 7, 2017		12,805	12,805,761
Royal Holdings, Inc.
Term Loan, 4.50%, Maturing June 19, 2022		5,275	5,309,066
Solenis International L.P.
Term Loan, 4.25%, Maturing July 31, 2021		2,903	2,891,572
Sonneborn Refined Products B.V.
Term Loan, 4.75%, Maturing December 10, 2020		623	627,013
Sonneborn, LLC
Term Loan, 4.75%, Maturing December 10, 2020		3,531	3,553,075
Tata Chemicals North America, Inc.
Term Loan, 3.75%, Maturing August 7, 2020		9,491	9,488,108
Trinseo Materials Operating S.C.A.
Term Loan, 4.25%, Maturing October 13, 2021		20,000	19,978,580
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.25%, Maturing March 19, 2020		46,772	44,842,934
Univar, Inc.
Term Loan, 4.25%, Maturing July 1, 2022		28,350	28,438,594
Term Loan, 4.25%, Maturing July 1, 2022	EUR	2,000	2,213,891

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Zep, Inc.
Term Loan, 5.75%, Maturing June 27, 2022		9,675	$9,765,703

			$435,580,172

Clothing/Textiles — 0.2%
Ascena Retail Group, Inc.
Term Loan, Maturing July 21, 2022(2)		14,325	$14,110,125

			$14,110,125

Conglomerates — 0.7%
Bestway UK Holdco Limited
Term Loan, 5.26%, Maturing October 6, 2021	GBP	1,103	$1,730,356
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017		11,054	10,390,455
Spectrum Brands, Inc.
Term Loan, 3.75%, Maturing June 9, 2022		18,417	18,520,838
Term Loan, 4.34%, Maturing June 10, 2022	CAD	12,000	9,198,302
Term Loan, 3.50%, Maturing June 30, 2022	EUR	3,000	3,307,107

			$43,147,058

Containers and Glass Products — 1.9%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 8, 2020		29,460	$29,454,030
Term Loan, 3.75%, Maturing January 6, 2021		26,886	26,958,256
Hilex Poly Co., LLC
Term Loan, 6.00%, Maturing December 5, 2021		13,612	13,768,991
Libbey Glass, Inc.
Term Loan, 3.75%, Maturing April 9, 2021		4,158	4,147,605
Pelican Products, Inc.
Term Loan, 5.25%, Maturing April 10, 2020		5,817	5,846,513
Reynolds Group Holdings, Inc.
Term Loan, 4.50%, Maturing December 1, 2018		22,494	22,648,811
TricorBraun, Inc.
Term Loan, 4.00%, Maturing May 3, 2018		3,127	3,120,180
Verallia
Term Loan, Maturing July 24, 2022(2)	EUR	14,475	15,922,025

			$121,866,411

Cosmetics/Toiletries — 0.7%
Prestige Brands, Inc.
Term Loan, 3.51%, Maturing September 3, 2021		6,008	$6,024,593
Revlon Consumer Products Corporation
Term Loan, 4.00%, Maturing October 8, 2019		18,741	18,783,359
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020		22,296	21,696,643

			$46,504,595

Drugs — 2.5%
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 18, 2019		6,934	$6,945,801
AMAG Pharmaceuticals, Inc.
Term Loan, 7.25%, Maturing November 12, 2020		5,201	5,279,269
DPx Holdings B.V.
Term Loan, 4.25%, Maturing March 11, 2021		15,657	15,625,028
Term Loan, 4.50%, Maturing March 11, 2021	EUR	1,436	1,585,900
Term Loan, 4.50%, Maturing March 11, 2021	EUR	3,391	3,746,763
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 3.25%, Maturing March 1, 2021		1,530	1,533,662
Mallinckrodt International Finance S.A.
Term Loan, 3.25%, Maturing March 19, 2021		9,814	9,814,488

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Par Pharmaceutical Companies, Inc.
Term Loan, 4.00%, Maturing September 30, 2019		29,548	$29,563,007
Term Loan, 4.25%, Maturing September 30, 2019		1,990	1,991,658
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.50%, Maturing December 11, 2019		19,179	19,228,714
Term Loan, 3.50%, Maturing August 5, 2020		27,304	27,365,430
Term Loan, 4.00%, Maturing April 1, 2022		40,527	40,763,716

			$163,443,436

Ecological Services and Equipment — 0.7%
ADS Waste Holdings, Inc.
Term Loan, 3.75%, Maturing October 9, 2019		34,405	$34,310,628
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020		8,394	8,442,783

			$42,753,411

Electronics/Electrical — 11.8%
Answers Corporation
Term Loan, 6.25%, Maturing October 3, 2021		18,852	$16,165,827
Applied Systems, Inc.
Term Loan, 4.25%, Maturing January 25, 2021		4,403	4,419,331
Avago Technologies Cayman Ltd.
Term Loan, 3.75%, Maturing May 6, 2021		95,074	95,338,843
Campaign Monitor Finance Pty. Limited
Term Loan, 6.25%, Maturing March 18, 2021		7,431	7,393,783
Carros Finance Luxembourg S.a.r.l.
Term Loan, 4.50%, Maturing September 30, 2021		6,841	6,866,547
CommScope, Inc.
Term Loan, 3.75%, Maturing December 29, 2022		8,000	8,036,664
CompuCom Systems, Inc.
Term Loan, 4.25%, Maturing May 11, 2020		15,790	14,803,592
Dealertrack Technologies, Inc.
Term Loan, 3.50%, Maturing February 28, 2021		3,319	3,319,169
Dell International, LLC
Term Loan, 4.00%, Maturing April 29, 2020		52,493	52,540,839
Deltek, Inc.
Term Loan, 5.00%, Maturing June 25, 2022		2,600	2,611,916
Term Loan - Second Lien, 9.50%, Maturing June 17, 2023		3,475	3,516,988
Entegris, Inc.
Term Loan, 3.50%, Maturing April 30, 2021		3,720	3,723,013
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 31, 2020		9,272	9,312,498
Eze Castle Software, Inc.
Term Loan, 4.00%, Maturing April 6, 2020		9,037	9,039,372
FIDJI Luxembourg (BC4) S.a.r.l.
Term Loan, 6.25%, Maturing December 24, 2020		7,359	7,359,375
Freescale Semiconductor, Inc.
Term Loan, 5.00%, Maturing January 15, 2021		2,924	2,943,329
Go Daddy Operating Company, LLC
Term Loan, 4.25%, Maturing May 13, 2021		43,723	43,981,481
Hyland Software, Inc.
Term Loan, 4.75%, Maturing July 1, 2022		18,235	18,307,065
Term Loan - Second Lien, 8.25%, Maturing July 1, 2023		4,875	4,875,000
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020		3,135	3,117,160
Term Loan, 3.75%, Maturing June 3, 2020		58,189	57,904,442
Term Loan, 4.00%, Maturing June 3, 2020	EUR	3,830	4,174,571
Lattice Semiconductor Corporation
Term Loan, 5.25%, Maturing March 10, 2021		11,422	11,421,625
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 4.50%, Maturing May 7, 2021		5,297	5,309,741

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
MA FinanceCo., LLC
Term Loan, 4.50%, Maturing November 20, 2019	10,164	$10,179,195
Term Loan, 5.25%, Maturing November 19, 2021	15,959	16,047,415
Magic Newco, LLC
Term Loan, 5.00%, Maturing December 12, 2018	36,074	36,220,692
MH Sub I, LLC
Term Loan, 4.75%, Maturing July 8, 2021	11,810	11,849,756
Microsemi Corporation
Term Loan, 3.25%, Maturing February 19, 2020	6,192	6,201,798
NXP B.V.
Term Loan, 3.25%, Maturing January 11, 2020	14,060	14,057,956
Orbotech, Inc.
Term Loan, 5.00%, Maturing August 6, 2020	3,884	3,864,912
Renaissance Learning, Inc.
Term Loan, 4.50%, Maturing April 9, 2021	18,280	18,200,245
Term Loan - Second Lien, 8.00%, Maturing April 11, 2022	2,450	2,419,375
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018	7,456	7,487,098
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019	3,000	3,015,000
RP Crown Parent, LLC
Term Loan, 6.00%, Maturing December 21, 2018	53,605	51,809,094
SGS Cayman L.P.
Term Loan, 6.00%, Maturing April 23, 2021	843	849,711
Sirius Computer Solutions, Inc.
Term Loan, 6.25%, Maturing December 7, 2018	7,000	7,078,930
SkillSoft Corporation
Term Loan, 5.75%, Maturing April 28, 2021	30,974	30,212,531
Smart Technologies ULC
Term Loan, 10.50%, Maturing January 31, 2018	8,545	8,545,014
Sophia L.P.
Term Loan, 4.00%, Maturing July 19, 2018	7,767	7,792,180
SS&C Technologies, Inc.
Term Loan, 4.00%, Maturing July 8, 2022	3,000	3,027,813
Term Loan, 4.00%, Maturing July 8, 2022	18,200	18,368,732
SunEdison Semiconductor B.V.
Term Loan, 6.50%, Maturing May 27, 2019	13,150	13,215,445
SurveyMonkey.com, LLC
Term Loan, 5.50%, Maturing February 5, 2019	19,582	19,533,430
Sutherland Global Services, Inc.
Term Loan, 6.00%, Maturing April 23, 2021	3,621	3,650,314
Sybil Software, LLC
Term Loan, 4.25%, Maturing March 20, 2020	9,147	9,190,976
Vantiv, LLC
Term Loan, 3.75%, Maturing June 13, 2021	1,339	1,346,151
Vertafore, Inc.
Term Loan, 4.25%, Maturing October 3, 2019	24,941	25,012,513
Wall Street Systems Delaware, Inc.
Term Loan, 4.50%, Maturing April 30, 2021	15,305	15,327,750
Zebra Technologies Corporation
Term Loan, 4.75%, Maturing October 27, 2021	18,865	19,115,456

		$760,101,653

Equipment Leasing — 0.6%
Delos Finance S.a.r.l.
Term Loan, 3.50%, Maturing March 6, 2021	23,375	$23,439,702
Flying Fortress, Inc.
Term Loan, 3.50%, Maturing April 30, 2020	13,500	13,571,725

		$37,011,427

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Financial Intermediaries — 4.9%
American Capital Ltd.
Term Loan, 3.50%, Maturing August 22, 2017		9,244	$9,247,018
Armor Holding II, LLC
Term Loan, 5.75%, Maturing June 26, 2020		17,847	17,836,335
Term Loan - Second Lien, 10.25%, Maturing December 26, 2020		4,650	4,696,500
Citco Funding, LLC
Term Loan, 4.25%, Maturing June 29, 2018		21,055	21,120,482
Clipper Acquisitions Corp.
Term Loan, 3.00%, Maturing February 6, 2020		15,997	15,886,359
First Data Corporation
Term Loan, 3.69%, Maturing March 24, 2017		7,000	6,999,454
Term Loan, 3.69%, Maturing March 24, 2018		20,280	20,255,924
Term Loan, 3.69%, Maturing September 24, 2018		24,150	24,122,324
Term Loan, Maturing March 24, 2021(2)		8,384	8,422,861
Term Loan, 3.94%, Maturing June 23, 2022		11,625	11,632,266
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021		24,572	24,510,274
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 22, 2020		19,612	19,724,953
Hamilton Lane Advisors, LLC
Term Loan, 4.25%, Maturing July 9, 2022		4,450	4,466,688
Harbourvest Partners, LLC
Term Loan, 3.25%, Maturing February 4, 2021		5,527	5,499,403
LPL Holdings, Inc.
Term Loan, 3.25%, Maturing March 29, 2019		7,109	7,108,944
Medley, LLC
Term Loan, 6.50%, Maturing June 15, 2019		4,685	4,685,227
MIP Delaware, LLC
Term Loan, 4.00%, Maturing March 9, 2020		3,984	4,010,937
Moneygram International, Inc.
Term Loan, 4.25%, Maturing March 27, 2020		3,151	2,993,049
NXT Capital, Inc.
Term Loan, 6.25%, Maturing September 4, 2018		1,728	1,736,655
Term Loan, 6.25%, Maturing September 4, 2018		5,711	5,739,245
Term Loan, 6.25%, Maturing September 4, 2018		12,227	12,288,061
Ocwen Financial Corporation
Term Loan, 5.00%, Maturing February 15, 2018		18,288	18,262,493
Sesac Holdco II, LLC
Term Loan, 5.25%, Maturing February 8, 2019		6,174	6,175,586
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020		15,943	15,910,036
Walker & Dunlop, Inc.
Term Loan, 5.25%, Maturing December 11, 2020		9,426	9,496,978
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 19, 2020		36,304	34,821,545

			$317,649,597

Food Products — 4.5%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017		33,588	$33,722,761
American Seafoods Group, LLC
Term Loan, 6.50%, Maturing March 18, 2018		1,409	1,373,593
Blue Buffalo Company Ltd.
Term Loan, 3.75%, Maturing August 8, 2019		6,412	6,428,127
Charger OpCo B.V.
Term Loan, 4.25%, Maturing July 23, 2021	EUR	7,025	7,765,236
Term Loan, 4.25%, Maturing July 23, 2021		21,150	21,150,000
Clearwater Seafoods Limited Partnership
Term Loan, 4.75%, Maturing June 26, 2019		3,479	3,485,971

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Del Monte Foods, Inc.
Term Loan, 4.26%, Maturing February 18, 2021		22,020	$21,414,134
Diamond Foods, Inc.
Term Loan, 4.25%, Maturing August 20, 2018		12,723	12,762,359
Dole Food Company, Inc.
Term Loan, 4.50%, Maturing November 1, 2018		43,106	43,335,429
High Liner Foods, Incorporated
Term Loan, 4.25%, Maturing April 24, 2021		8,715	8,725,581
JBS USA, LLC
Term Loan, 3.75%, Maturing May 25, 2018		15,840	15,849,716
Term Loan, 3.75%, Maturing September 18, 2020		13,681	13,693,968
Meldrew Participations B.V.
Term Loan, 8.00%, (5.00% Cash, 3.00% PIK), Maturing October 31, 2019	EUR	6,474	6,841,128
Term Loan, 4.50%, (0.00% Cash, 4.50% PIK), Maturing December 19, 2022(5)	EUR	4,075	4,734,355
NBTY, Inc.
Term Loan, 3.50%, Maturing October 1, 2017		51,959	51,845,789
Onex Wizard Acquisition Company I S.a.r.l.
Term Loan, 4.25%, Maturing March 13, 2022	EUR	1,421	1,569,143
Onex Wizard US Acquisition, Inc.
Term Loan, 4.25%, Maturing March 13, 2022		15,411	15,472,373
Pinnacle Foods Finance, LLC
Term Loan, 3.00%, Maturing April 29, 2020		5,895	5,893,161
Term Loan, 3.00%, Maturing April 29, 2020		8,934	8,926,566
Post Holdings, Inc.
Term Loan, 3.75%, Maturing June 2, 2021		4,738	4,742,787

			$289,732,177

Food Service — 2.8%
1011778 B.C. Unlimited Liability Company
Term Loan, 3.75%, Maturing December 12, 2021		44,251	$44,400,564
Aramark Services, Inc.
Term Loan, 3.68%, Maturing July 26, 2016		441	440,270
Term Loan, 3.69%, Maturing July 26, 2016		918	916,175
ARG IH Corporation
Term Loan, 4.75%, Maturing November 15, 2020		2,416	2,428,500
CEC Entertainment, Inc.
Term Loan, 4.00%, Maturing February 14, 2021		8,724	8,549,962
Centerplate, Inc.
Term Loan, 4.75%, Maturing November 26, 2019		6,491	6,487,362
Landry’s, Inc.
Term Loan, 4.00%, Maturing April 24, 2018		16,901	16,982,648
NPC International, Inc.
Term Loan, 4.00%, Maturing December 28, 2018		9,129	9,060,993
P.F. Chang’s China Bistro, Inc.
Term Loan, 4.25%, Maturing July 2, 2019		6,732	6,668,453
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.50%, Maturing May 14, 2020		1,813	1,815,266
US Foods, Inc.
Term Loan, 4.50%, Maturing March 31, 2019		57,507	57,764,666
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing April 2, 2020		44,588	23,386,305

			$178,901,164

Food/Drug Retailers — 2.9%
Albertsons, Inc.
Term Loan, 4.75%, Maturing June 27, 2021		18,572	$18,639,655
Albertsons, LLC
Term Loan, 5.38%, Maturing March 21, 2019		29,690	29,856,939
Term Loan, 5.00%, Maturing August 25, 2019		23,527	23,630,119
Term Loan, 5.50%, Maturing August 25, 2021		6,733	6,769,470

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
General Nutrition Centers, Inc.
Term Loan, 3.25%, Maturing March 4, 2019		32,920	$32,652,375
Rite Aid Corporation
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020		28,475	28,812,737
Term Loan - Second Lien, 4.88%, Maturing June 21, 2021		6,000	6,021,564
Supervalu, Inc.
Term Loan, 4.50%, Maturing March 21, 2019		38,679	38,884,802

			$185,267,661

Forest Products — 0.0%(6)
SIG Euro Holdings AG & Co. KG
Term Loan, 4.50%, Maturing December 2, 2018	EUR	2,627	$2,898,938

			$2,898,938

Health Care — 12.8%
Acadia Healthcare Company, Inc.
Term Loan, 4.25%, Maturing February 11, 2022		2,090	$2,109,089
ADMI Corp.
Term Loan, 5.50%, Maturing April 30, 2022		4,059	4,094,516
Akorn, Inc.
Term Loan, 4.50%, Maturing April 16, 2021		10,173	10,219,748
Alere, Inc.
Term Loan, Maturing June 18, 2022(2)		14,975	15,051,912
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019		19,561	19,545,893
Amneal Pharmaceuticals, LLC
Term Loan, 4.50%, Maturing November 1, 2019		13,396	13,446,241
Ardent Legacy Acquisitions, Inc.
Term Loan, Maturing July 21, 2021(2)		4,500	4,528,125
Ardent Medical Services, Inc.
Term Loan, 7.50%, Maturing July 2, 2018		23,244	23,311,309
ATI Holdings, Inc.
Term Loan, 5.25%, Maturing December 20, 2019		6,250	6,305,097
Auris Luxembourg III S.a.r.l.
Term Loan, 4.25%, Maturing January 15, 2022		2,793	2,803,474
BioScrip, Inc.
Term Loan, 6.50%, Maturing July 31, 2020		3,003	2,989,853
Term Loan, 6.50%, Maturing July 31, 2020		5,005	4,983,089
BSN Medical, Inc.
Term Loan, 4.00%, Maturing August 28, 2019		4,664	4,663,829
CareCore National, LLC
Term Loan, 5.50%, Maturing March 5, 2021		25,871	25,741,878
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 30, 2020		1,599	1,604,411
CHG Healthcare Services, Inc.
Term Loan, 4.25%, Maturing November 19, 2019		20,262	20,306,334
Community Health Systems, Inc.
Term Loan, 3.75%, Maturing December 31, 2019		13,456	13,501,187
Term Loan, 4.00%, Maturing January 27, 2021		47,839	48,095,043
Concentra, Inc.
Term Loan, 4.00%, Maturing June 1, 2022		2,625	2,626,641
Concordia Healthcare Corp.
Term Loan, 4.75%, Maturing April 21, 2022		4,175	4,204,572
Convatec, Inc.
Term Loan, 4.25%, Maturing June 15, 2020		3,187	3,182,595
Term Loan, 4.25%, Maturing June 15, 2020	EUR	5,000	5,516,419
CPI Buyer, LLC
Term Loan, 5.50%, Maturing August 18, 2021		10,387	10,386,535
DaVita HealthCare Partners, Inc.
Term Loan, 3.50%, Maturing June 24, 2021		13,944	13,993,191

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
DJO Finance, LLC
Term Loan, 5.50%, Maturing April 21, 2020		20,000	$20,100,000
Term Loan, 4.25%, Maturing June 8, 2020		18,550	18,621,881
Envision Healthcare Corporation
Term Loan, 4.00%, Maturing May 25, 2018		41,645	41,779,905
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 30, 2020	EUR	700	774,596
Term Loan, 4.25%, Maturing August 30, 2020	EUR	2,300	2,546,632
Term Loan, 4.25%, Maturing August 30, 2020		4,745	4,760,859
Term Loan, 4.25%, Maturing August 30, 2020		15,759	15,813,324
Grifols Worldwide Operations USA, Inc.
Term Loan, 3.19%, Maturing February 27, 2021		24,592	24,699,156
HC Group Holdings III, Inc.
Term Loan, 6.00%, Maturing April 7, 2022		7,263	7,336,567
Horizon Pharma Holdings USA, Inc.
Term Loan, 4.50%, Maturing April 22, 2021		9,373	9,423,177
Iasis Healthcare, LLC
Term Loan, 4.50%, Maturing May 3, 2018		21,151	21,229,886
Indivior Finance S.a.r.l.
Term Loan, 7.00%, Maturing December 19, 2019		9,964	9,832,742
inVentiv Health, Inc.
Term Loan, 7.75%, Maturing May 15, 2018		13,426	13,434,739
Term Loan, 7.75%, Maturing May 15, 2018		21,551	21,595,673
Kindred Healthcare, Inc.
Term Loan, 4.25%, Maturing April 9, 2021		17,538	17,647,574
Kinetic Concepts, Inc.
Term Loan, 4.50%, Maturing May 4, 2018		34,246	34,452,185
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018		8,091	7,929,349
MedAssets, Inc.
Term Loan, 4.00%, Maturing December 13, 2019		1,711	1,713,051
Millennium Health, LLC
Term Loan, 5.25%, Maturing April 16, 2021(3)		32,031	13,292,783
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing December 12, 2017		6,658	5,210,046
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017		4,840	3,787,676
National Mentor Holdings, Inc.
Term Loan, 4.25%, Maturing January 31, 2021		5,377	5,393,716
National Surgical Hospitals, Inc.
Term Loan, 4.50%, Maturing June 1, 2022		4,000	4,002,400
Onex Carestream Finance L.P.
Term Loan, 5.00%, Maturing June 7, 2019		30,449	30,525,198
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020		29,798	29,402,742
Ortho-Clinical Diagnostics, Inc.
Term Loan, 4.75%, Maturing June 30, 2021		23,592	23,475,178
Pharmaceutical Product Development, LLC
Term Loan, 4.00%, Maturing December 5, 2018		41,638	41,708,539
Physio-Control International, Inc.
Term Loan, 5.50%, Maturing June 6, 2022		3,900	3,931,688
PRA Holdings, Inc.
Term Loan, 4.50%, Maturing September 23, 2020		20,982	21,082,456
Radnet Management, Inc.
Term Loan, 4.27%, Maturing October 10, 2018		15,867	15,906,739
RegionalCare Hospital Partners, Inc.
Term Loan, 5.25%, Maturing April 19, 2019		15,376	15,395,422
Sage Products Holdings III, LLC
Term Loan, 4.25%, Maturing December 13, 2019		14,083	14,139,201

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Select Medical Corporation
Term Loan, 3.75%, Maturing June 1, 2018		8,521	$8,535,022
Sterigenics-Nordion Holdings, LLC
Term Loan, 4.25%, Maturing May 15, 2022		6,025	6,070,188
Steward Health Care System, LLC
Term Loan, 6.75%, Maturing April 12, 2020		11,167	11,118,014
Tecomet, Inc.
Term Loan, 5.75%, Maturing December 5, 2021		10,423	10,324,913
Truven Health Analytics, Inc.
Term Loan, 4.50%, Maturing June 6, 2019		10,780	10,763,189
U.S. Renal Care, Inc.
Term Loan, 4.25%, Maturing July 3, 2019		16,324	16,359,442

			$827,326,829

Home Furnishings — 0.8%
Interline Brands, Inc.
Term Loan, 4.00%, Maturing March 17, 2021		2,444	$2,456,283
Serta Simmons Holdings, LLC
Term Loan, 4.25%, Maturing October 1, 2019		34,798	34,917,641
Tempur-Pedic International, Inc.
Term Loan, 3.50%, Maturing March 18, 2020		16,958	17,021,305

			$54,395,229

Industrial Equipment — 3.9%
Alliance Laundry Systems, LLC
Term Loan, 4.25%, Maturing December 10, 2018		7,113	$7,145,695
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		42,607	41,914,402
Delachaux S.A.
Term Loan, 3.75%, Maturing October 28, 2021	EUR	4,500	4,970,812
Term Loan, 4.50%, Maturing October 28, 2021		4,085	4,096,037
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021		18,828	18,957,686
Filtration Group Corporation
Term Loan, 4.25%, Maturing November 21, 2020		1,868	1,876,035
Term Loan - Second Lien, 8.25%, Maturing November 21, 2021		1,100	1,108,553
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020		18,820	18,202,816
Term Loan, 4.75%, Maturing July 30, 2020	EUR	3,267	3,519,611
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 30, 2021		24,574	24,576,129
Term Loan - Second Lien, 7.25%, Maturing June 30, 2022		4,297	4,302,621
Milacron, LLC
Term Loan, 4.50%, Maturing September 28, 2020		11,901	11,960,946
NN, Inc.
Term Loan, 6.00%, Maturing August 27, 2021		4,318	4,339,153
Paladin Brands Holding, Inc.
Term Loan, 6.75%, Maturing August 16, 2019		11,669	11,661,635
Rexnord, LLC
Term Loan, 4.00%, Maturing August 21, 2020		47,558	47,647,335
Signode Industrial Group US, Inc.
Term Loan, 3.75%, Maturing May 1, 2021		10,304	10,282,777
STS Operating, Inc.
Term Loan, 4.75%, Maturing February 12, 2021		5,561	5,564,726
Tank Holding Corp.
Term Loan, 5.25%, Maturing March 16, 2022		13,148	13,229,994
Unifrax Corporation
Term Loan, 4.25%, Maturing November 28, 2018		3,579	3,578,987
VAT Lux III S.a.r.l.
Term Loan, 4.25%, Maturing February 11, 2021		3,867	3,877,583
Wittur GmbH
Term Loan, 6.00%, Maturing February 10, 2022	EUR	7,575	8,194,460

			$251,007,993

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Insurance — 4.6%
Alliant Holdings I, Inc.
Term Loan, 5.00%, Maturing December 20, 2019	17,276	$17,300,698
AmWINS Group, LLC
Term Loan, 5.25%, Maturing September 6, 2019	38,305	38,749,870
Asurion, LLC
Term Loan, 5.00%, Maturing May 24, 2019	90,291	90,673,778
Term Loan, Maturing July 22, 2022(2)	55,525	55,536,549
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021	10,675	10,755,063
CGSC of Delaware Holding Corporation
Term Loan, 5.00%, Maturing April 16, 2020	10,354	9,525,438
Cunningham Lindsey U.S., Inc.
Term Loan, 5.00%, Maturing December 10, 2019	9,686	9,419,496
Term Loan - Second Lien, 9.25%, Maturing June 10, 2020	6,266	5,701,977
Hub International Limited
Term Loan, 4.00%, Maturing October 2, 2020	28,661	28,573,858
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019	32,306	32,353,203

		$298,589,930

Leisure Goods/Activities/Movies — 3.5%
AMC Entertainment, Inc.
Term Loan, 3.50%, Maturing April 30, 2020	23,683	$23,753,883
Aufinco Pty. Limited
Term Loan, 4.00%, Maturing May 29, 2020	8,074	8,083,674
Term Loan - Second Lien, 8.25%, Maturing November 30, 2020	7,200	7,164,000
Bombardier Recreational Products, Inc.
Term Loan, 3.75%, Maturing January 30, 2019	20,906	20,977,312
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 6.25%, Maturing July 8, 2022	3,725	3,755,731
ClubCorp Club Operations, Inc.
Term Loan, 4.25%, Maturing June 24, 2020	9,939	10,002,744
Emerald Expositions Holding, Inc.
Term Loan, 4.75%, Maturing June 17, 2020	7,577	7,595,819
Equinox Holdings, Inc.
Term Loan, 5.00%, Maturing January 31, 2020	10,251	10,353,400
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019	1,974	1,984,299
Lindblad Expeditions, Inc.
Term Loan, 5.50%, Maturing June 17, 2022	537	540,500
Term Loan, 5.50%, Maturing June 17, 2022	4,163	4,188,875
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing August 16, 2020	10,264	10,285,273
LTF Merger Sub, Inc.
Term Loan, 4.25%, Maturing June 10, 2022	12,625	12,622,374
Nord Anglia Education Finance, LLC
Term Loan, 5.00%, Maturing March 31, 2021	14,205	14,267,611
Sabre, Inc.
Term Loan, 4.00%, Maturing February 19, 2019	10,092	10,141,747
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing May 14, 2020	21,818	21,245,675
Sonifi Solutions, Inc.
Term Loan, 6.75%, (1.00% Cash,, 5.75% PIK), Maturing March 28, 2018(3)	914	159,871
SRAM, LLC
Term Loan, 4.02%, Maturing April 10, 2020	17,634	17,612,431
Steinway Musical Instruments, Inc.
Term Loan, 4.75%, Maturing September 19, 2019	3,233	3,244,858
Town Sports International, Inc.
Term Loan, 4.50%, Maturing November 15, 2020	10,971	8,393,113

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing July 1, 2020		19,061	$18,902,565
Zuffa, LLC
Term Loan, 3.75%, Maturing February 25, 2020		14,227	14,125,066

			$229,400,821

Lodging and Casinos — 3.6%
Affinity Gaming, LLC
Term Loan, 5.25%, Maturing November 9, 2017		2,376	$2,386,822
Amaya Holdings B.V.
Term Loan, 5.00%, Maturing August 1, 2021		26,276	26,288,761
Term Loan - Second Lien, 8.00%, Maturing August 1, 2022		7,150	7,237,888
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020		3,683	3,704,355
Caesars Entertainment Operating Company
Term Loan, 0.00%, Maturing March 1, 2017(7)		13,723	12,153,277
CityCenter Holdings, LLC
Term Loan, 4.25%, Maturing October 16, 2020		9,690	9,728,212
Eldorado Resorts, LLC
Term Loan, 4.25%, Maturing July 13, 2022		3,000	3,013,089
Four Seasons Holdings, Inc.
Term Loan - Second Lien, 6.25%, Maturing December 27, 2020		1,842	1,851,210
Gala Group Ltd.
Term Loan, 5.51%, Maturing May 27, 2018	GBP	25,725	40,304,594
Golden Nugget, Inc.
Term Loan, 5.50%, Maturing November 21, 2019		1,259	1,273,493
Term Loan, 5.50%, Maturing November 21, 2019		2,938	2,971,482
Hilton Worldwide Finance, LLC
Term Loan, 3.50%, Maturing October 26, 2020		46,195	46,342,946
MGM Resorts International
Term Loan, 3.50%, Maturing December 20, 2019		31,848	31,791,260
Pinnacle Entertainment, Inc.
Term Loan, 3.75%, Maturing August 13, 2020		5,281	5,291,145
Playa Resorts Holding B.V.
Term Loan, 4.00%, Maturing August 9, 2019		3,041	3,044,614
Scientific Games International, Inc.
Term Loan, 6.00%, Maturing October 18, 2020		30,016	30,176,946
Term Loan, 6.00%, Maturing October 1, 2021		8,084	8,128,839

			$235,688,933

Nonferrous Metals/Minerals — 2.0%
Alpha Natural Resources, LLC
Term Loan, 3.50%, Maturing May 22, 2020		19,531	$13,529,944
Arch Coal, Inc.
Term Loan, 6.25%, Maturing May 16, 2018		35,923	20,656,009
Dynacast International, LLC
Term Loan, 4.50%, Maturing January 28, 2022		7,781	7,819,402
Fairmount Minerals Ltd.
Term Loan, 4.50%, Maturing September 5, 2019		18,924	17,268,223
Murray Energy Corporation
Term Loan, 7.00%, Maturing April 7, 2017		2,575	2,500,969
Term Loan, 7.50%, Maturing April 16, 2020		16,825	14,017,328
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019		2,006	1,408,962
Novelis, Inc.
Term Loan, 4.00%, Maturing June 2, 2022		22,950	22,968,360
Oxbow Carbon, LLC
Term Loan, 4.25%, Maturing July 19, 2019		3,988	3,978,779
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020		10,550	9,969,750

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
United Central Industrial Supply Company, LLC
Term Loan, 7.50%, Maturing October 9, 2018	3,960	$3,712,366
Term Loan - Second Lien, 12.50%, Maturing April 9, 2019	1,250	1,150,000
Walter Energy, Inc.
Term Loan, 0.00%, Maturing April 2, 2018(7)	19,269	9,798,120

		$128,778,212

Oil and Gas — 3.9%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	27,136	$22,319,646
Term Loan - Second Lien, 8.75%, Maturing December 19, 2020	10,375	8,559,375
Bronco Midstream Funding, LLC
Term Loan, 5.00%, Maturing August 15, 2020	20,372	20,015,608
CITGO Holding, Inc.
Term Loan, 9.50%, Maturing May 12, 2018	13,608	13,667,482
CITGO Petroleum Corporation
Term Loan, 4.50%, Maturing July 29, 2021	9,379	9,406,484
Crestwood Holdings, LLC
Term Loan, 7.00%, Maturing June 19, 2019	9,339	9,168,236
Drillships Ocean Ventures, Inc.
Term Loan, 5.50%, Maturing July 25, 2021	11,093	9,154,012
Energy Transfer Equity L.P.
Term Loan, 3.25%, Maturing December 2, 2019	18,325	18,253,423
Term Loan, 4.00%, Maturing December 2, 2019	3,276	3,279,505
Fieldwood Energy, LLC
Term Loan, 3.88%, Maturing September 28, 2018	10,264	9,462,488
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020	9,550	5,282,344
Floatel International Ltd.
Term Loan, 6.00%, Maturing June 27, 2020	10,048	7,666,481
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	33,779	32,787,026
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015	1,264	1,267,390
Paragon Offshore Finance Company
Term Loan, 3.75%, Maturing July 18, 2021(3)	9,158	6,021,582
Samson Investment Company
Term Loan - Second Lien, 5.00%, Maturing September 25, 2018	16,275	4,709,578
Seadrill Partners Finco, LLC
Term Loan, 4.00%, Maturing February 21, 2021	39,619	29,788,235
Sheridan Investment Partners II L.P.
Term Loan, 4.25%, Maturing December 16, 2020	342	288,576
Term Loan, 4.25%, Maturing December 16, 2020	916	773,777
Term Loan, 4.25%, Maturing December 16, 2020	6,583	5,562,447
Sheridan Production Partners I, LLC
Term Loan, 4.25%, Maturing October 1, 2019	1,606	1,405,034
Term Loan, 4.25%, Maturing October 1, 2019	2,629	2,300,297
Term Loan, 4.25%, Maturing October 1, 2019	19,840	17,359,654
Southcross Holdings Borrower L.P.
Term Loan, 6.00%, Maturing August 4, 2021	3,836	3,687,595
Targa Resources Corp.
Term Loan, 5.75%, Maturing February 25, 2022	2,186	2,211,324
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018	11,795	10,650,607

		$255,048,206

Publishing — 2.5%
Ascend Learning, LLC
Term Loan, 5.50%, Maturing July 31, 2019	12,830	$12,933,865
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	62,297	44,269,868

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Houghton Mifflin Harcourt Publishing Company
Term Loan, 4.00%, Maturing May 31, 2021		3,025	$3,023,109
Interactive Data Corporation
Term Loan, 4.75%, Maturing May 2, 2021		16,211	16,294,333
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018		41,209	38,616,152
McGraw-Hill Global Education Holdings, LLC
Term Loan, 4.75%, Maturing March 22, 2019		4,162	4,185,383
Merrill Communications, LLC
Term Loan, 6.25%, Maturing June 1, 2022		5,175	5,187,937
Multi Packaging Solutions, Inc.
Term Loan, 4.25%, Maturing September 30, 2020		2,987	2,983,454
Nelson Education Ltd.
Term Loan, 0.00%, Maturing July 7, 2016(3)(7)		1,338	922,919
Penton Media, Inc.
Term Loan, 5.00%, Maturing October 3, 2019		5,851	5,890,961
ProQuest, LLC
Term Loan, 5.25%, Maturing October 24, 2021		9,423	9,485,790
Springer Science+Business Media Deutschland GmbH
Term Loan, Maturing August 14, 2020(2)	EUR	3,000	3,316,718
Term Loan, 4.75%, Maturing August 14, 2020		15,068	15,142,915

			$162,253,404

Radio and Television — 2.9%
ALM Media Holdings, Inc.
Term Loan, 5.50%, Maturing July 31, 2020		4,121	$3,982,776
AP NMT Acquisition B.V.
Term Loan, 6.75%, Maturing August 13, 2021		6,068	6,034,700
Block Communications, Inc.
Term Loan, 4.00%, Maturing November 7, 2021		2,134	2,147,212
Clear Channel Communications, Inc.
Term Loan, 6.94%, Maturing January 30, 2019		17,994	16,569,633
Term Loan, 7.69%, Maturing July 30, 2019		2,571	2,398,802
Cumulus Media Holdings, Inc.
Term Loan, 4.25%, Maturing December 23, 2020		40,287	37,265,415
Entercom Radio, LLC
Term Loan, 4.00%, Maturing November 23, 2018		4,601	4,618,785
Entravision Communications Corporation
Term Loan, 3.50%, Maturing May 31, 2020		14,079	14,008,605
Gray Television, Inc.
Term Loan, 3.75%, Maturing June 10, 2021		2,537	2,546,078
Hubbard Radio, LLC
Term Loan, 4.25%, Maturing May 15, 2020		5,991	6,029,941
Media General, Inc.
Term Loan, 4.00%, Maturing July 31, 2020		13,112	13,191,309
Mission Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		6,397	6,417,168
Nexstar Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		7,254	7,277,168
Raycom TV Broadcasting, LLC
Term Loan, 3.75%, Maturing August 4, 2021		2,455	2,447,277
Townsquare Media, Inc.
Term Loan , 4.25%, Maturing April 1, 2022		1,993	2,008,275
TWCC Holding Corp.
Term Loan, 5.75%, Maturing February 13, 2020		8,429	8,350,417
Term Loan - Second Lien, 7.00%, Maturing June 26, 2020		19,523	18,335,087
Univision Communications, Inc.
Term Loan, 4.00%, Maturing March 1, 2020		7,788	7,787,860
Term Loan, 4.00%, Maturing March 1, 2020		24,871	24,888,018

			$186,304,526

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Retailers (Except Food and Drug) — 6.7%
99 Cents Only Stores
Term Loan, 4.50%, Maturing January 11, 2019		25,349	$24,263,358
B&M Retail Limited
Term Loan, 3.82%, Maturing May 21, 2019	GBP	3,750	5,792,399
Term Loan, 4.32%, Maturing April 28, 2020	GBP	3,000	4,668,115
Bass Pro Group, LLC
Term Loan, 4.00%, Maturing June 5, 2020		23,130	23,216,930
CDW, LLC
Term Loan, 3.25%, Maturing April 29, 2020		31,859	31,799,330
David’s Bridal, Inc.
Term Loan, 5.00%, Maturing October 11, 2019		11,370	10,990,168
Dollar Tree, Inc.
Term Loan, 3.50%, Maturing July 6, 2022		24,534	24,631,284
Evergreen Acqco 1 L.P.
Term Loan, 5.00%, Maturing July 9, 2019		7,508	7,062,180
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 26, 2019		10,280	10,361,960
J. Crew Group, Inc.
Term Loan, 4.00%, Maturing March 5, 2021		26,835	22,354,781
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		17,847	17,668,522
Men’s Wearhouse, Inc. (The)
Term Loan, 4.50%, Maturing June 18, 2021		8,738	8,798,171
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020		21,138	21,200,711
Term Loan, 4.00%, Maturing January 28, 2020		8,608	8,653,471
Neiman Marcus Group, Inc. (The)
Term Loan, 4.25%, Maturing October 25, 2020		40,619	40,525,753
Party City Holdings, Inc.
Term Loan, 4.00%, Maturing July 27, 2019		23,668	23,708,782
Pep Boys-Manny, Moe & Jack (The)
Term Loan, 4.25%, Maturing October 11, 2018		1,950	1,955,485
Petco Animal Supplies, Inc.
Term Loan, 4.00%, Maturing November 24, 2017		9,647	9,673,354
PetSmart, Inc.
Term Loan, 4.25%, Maturing March 11, 2022		40,249	40,452,665
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021		10,380	9,757,408
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021		6,294	6,270,379
Pilot Travel Centers, LLC
Term Loan, 4.25%, Maturing October 1, 2021		18,785	19,038,513
Rent-A-Center, Inc.
Term Loan, 3.75%, Maturing March 19, 2021		5,258	5,258,438
Spin Holdco, Inc.
Term Loan, 4.25%, Maturing November 14, 2019		29,057	29,100,979
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019		16,236	15,383,567
Vivarte SA
Term Loan, 11.00%, (4.00% Cash, 7.00% PIK), Maturing October 29, 2019(8)	EUR	2,782	3,035,244
Term Loan, 5.00%, (1.25% Cash, 3.75% PIK), Maturing October 29, 2020(9)	EUR	4,204	2,524,663
Wilton Brands, LLC
Term Loan, 7.50%, Maturing August 30, 2018		2,992	2,928,868

			$431,075,478

Steel — 1.3%
FMG Resources (August 2006) Pty Ltd.
Term Loan, 3.75%, Maturing June 30, 2019		77,918	$64,047,312
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 1, 2017		11,825	11,750,856

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Neenah Foundry Company
Term Loan, 6.75%, Maturing April 26, 2017	6,071	$6,040,969
Patriot Coal Corporation
Term Loan, 0.00%, Maturing December 15, 2018(3)(7)	11,677	4,913,760

		$86,752,897

Surface Transport — 0.9%
Hertz Corporation (The)
Term Loan, 3.00%, Maturing March 11, 2018	14,019	$14,027,506
Term Loan, 3.75%, Maturing March 11, 2018	9,600	9,525,005
Term Loan, 3.75%, Maturing March 11, 2018	15,429	15,470,355
Kenan Advantage Group, Inc.
Term Loan, Maturing July 31, 2022(2)	426	428,194
Term Loan, Maturing July 31, 2022(2)	973	977,974
Term Loan, Maturing July 31, 2022(2)	3,051	3,066,082
Stena International S.a.r.l.
Term Loan, 4.00%, Maturing March 3, 2021	18,310	17,303,009

		$60,798,125

Telecommunications — 3.5%
CWC Cayman Finance Limited
Term Loan, 5.50%, Maturing April 28, 2017	3,525	$3,527,203
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019	78,733	78,056,823
IPC Corp.
Term Loan, 5.50%, Maturing August 6, 2021	17,196	17,210,032
Mitel US Holdings, Inc.
Term Loan, 5.00%, Maturing March 31, 2022	7,550	7,619,211
SBA Senior Finance II, LLC
Term Loan, 3.25%, Maturing March 24, 2021	24,108	23,986,061
Term Loan, 3.25%, Maturing June 1, 2022	10,000	9,937,500
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019	13,408	12,787,872
Term Loan, 4.00%, Maturing April 23, 2019	21,114	20,137,562
Telesat Canada
Term Loan, 3.50%, Maturing March 28, 2019	31,485	31,511,494
Ziggo Financing Partnership
Term Loan, 3.50%, Maturing January 15, 2022	5,415	5,399,073
Term Loan, 3.50%, Maturing January 15, 2022	8,403	8,378,205
Term Loan, 3.50%, Maturing January 15, 2022	8,906	8,879,547

		$227,430,583

Utilities — 2.6%
Calpine Construction Finance Company L.P.
Term Loan, 3.00%, Maturing May 3, 2020	7,032	$6,980,226
Term Loan, 3.25%, Maturing January 31, 2022	4,666	4,631,344
Calpine Corporation
Term Loan, 4.00%, Maturing October 9, 2019	12,740	12,793,499
Term Loan, 4.00%, Maturing October 30, 2020	3,324	3,338,623
Term Loan, 3.50%, Maturing May 27, 2022	27,525	27,471,491
Dynegy Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2020	13,963	14,014,140
EFS Cogen Holdings I, LLC
Term Loan, 3.75%, Maturing December 17, 2020	3,157	3,168,483
Electrical Components International, Inc.
Term Loan, 5.75%, Maturing May 28, 2021	3,737	3,765,262
Granite Acquisition, Inc.
Term Loan, 5.00%, Maturing December 19, 2021	1,008	1,014,426
Term Loan, 5.00%, Maturing December 19, 2021	22,802	22,939,854

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
La Frontera Generation, LLC
Term Loan, 4.50%, Maturing September 30, 2020		19,400	$19,199,829
Lonestar Generation, LLC
Term Loan, 5.25%, Maturing February 20, 2021		8,059	7,937,770
Longview Power, LLC
Term Loan, 7.00%, Maturing April 13, 2021		10,675	10,808,437
PowerTeam Services, LLC
Term Loan, 4.25%, Maturing May 6, 2020		111	111,255
Term Loan, 4.25%, Maturing May 6, 2020		2,073	2,076,901
TPF II Power, LLC
Term Loan, 5.50%, Maturing October 2, 2021		12,481	12,594,432
WTG Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021		6,454	6,466,090
Term Loan - Second Lien, 8.50%, Maturing January 15, 2022		5,500	5,431,250

			$164,743,312

Total Senior Floating-Rate Interests (identified cost $7,879,952,633)			$7,657,081,154

Corporate Bonds & Notes — 4.0%

Security	Principal Amount* (000’s omitted)		Value
Cable and Satellite Television — 0.3%
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(10)		4,000	$4,090,000
Virgin Media Secured Finance PLC
5.375%, 4/15/21(10)		4,545	4,692,712
6.00%, 4/15/21(10)	GBP	4,658	7,622,330
5.50%, 1/15/25(10)		1,825	1,847,813

			$18,252,855

Chemicals and Plastics — 0.3%
Hexion, Inc.
6.625%, 4/15/20		24,250	$22,340,312
Polymer Group, Inc.
7.75%, 2/1/19		1,357	1,394,318

			$23,734,630

Containers and Glass Products — 0.4%
Reynolds Group Holdings, Inc.
5.75%, 10/15/20		20,375	$21,139,062
Smurfit Kappa Acquisitions
4.875%, 9/15/18(10)		1,850	1,965,625
3.481%, 10/15/20(10)(11)	EUR	3,000	3,556,388

			$26,661,075

Ecological Services and Equipment — 0.1%
Tervita Corp.
8.00%, 11/15/18(10)		3,000	$2,655,000
9.00%, 11/15/18(10)	CAD	4,500	2,907,443

			$5,562,443

Entertainment — 0.2%
Vougeot Bidco PLC
5.231%, 7/15/20(10)(11)	EUR	6,875	$7,599,778
7.875%, 7/15/20(10)	GBP	3,500	5,851,115

			$13,450,893

Security	Principal Amount* (000’s omitted)		Value
Equipment Leasing — 0.0%(6)
International Lease Finance Corp.
6.75%, 9/1/16(10)		750	$785,156
7.125%, 9/1/18(10)		750	839,063

			$1,624,219

Financial Intermediaries — 0.0%(6)
First Data Corp.
7.375%, 6/15/19(10)		1,004	$1,049,782
6.75%, 11/1/20(10)		1,674	1,774,440

			$2,824,222

Food Products — 0.5%
Dole Food Co., Inc.
7.25%, 5/1/19(10)		14,000	$14,245,000
Iceland Bondco PLC
4.834%, 7/15/20(10)(11)	GBP	5,425	7,201,163
6.25%, 7/15/21(10)	GBP	3,925	5,340,309
Picard Groupe SA
4.25%, 8/1/19(10)(11)	EUR	4,000	4,426,389

			$31,212,861

Health Care — 1.0%
CHS/Community Health Systems, Inc.
5.125%, 8/15/18		18,225	$18,726,187
5.125%, 8/1/21		13,150	13,676,000
HCA, Inc.
4.75%, 5/1/23		4,650	4,783,688
inVentiv Health, Inc.
9.00%, 1/15/18(10)		6,275	6,569,141
Tenet Healthcare Corp.
6.00%, 10/1/20		12,500	13,625,000
4.375%, 10/1/21		6,225	6,288,806

			$63,668,822

Industrial Equipment — 0.0%(6)
Erikson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(3)(12)		199	$116,695

			$116,695

Insurance — 0.1%
Galaxy Bidco, Ltd.
5.567%, 11/15/19(11)(12)	GBP	2,500	$3,918,768

			$3,918,768

Leisure Goods/Activities/Movies — 0.1%
National CineMedia, LLC
6.00%, 4/15/22		4,200	$4,347,000

			$4,347,000

Lodging and Casinos — 0.2%
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20(7)		5,550	$4,634,250
9.00%, 2/15/20(7)		2,500	2,081,250
9.00%, 2/15/20(7)		6,350	5,270,500

			$11,986,000

Security	Principal Amount* (000’s omitted)		Value
Nonferrous Metals/Minerals — 0.1%
FMG Resources August 2006 Pty, Ltd.
9.75%, 3/1/22(10)		7,000	$6,440,000

			$6,440,000

Oil and Gas — 0.1%
CITGO Petroleum Corp.
6.25%, 8/15/22(10)		6,700	$6,599,500

			$6,599,500

Radio and Television — 0.1%
iHeartCommunications, Inc.
9.00%, 12/15/19		1,709	$1,649,185
Univision Communications, Inc.
6.75%, 9/15/22(10)		3,075	3,317,156

			$4,966,341

Telecommunications — 0.3%
Hughes Satellite Systems Corp.
6.50%, 6/15/19		1,800	$1,982,025
Matterhorn Telecom SA
3.875%, 5/1/22(10)	EUR	2,000	2,071,685
Wind Acquisition Finance SA
5.229%, 4/30/19(10)(11)	EUR	4,825	5,356,199
6.50%, 4/30/20(10)		3,150	3,358,688
3.981%, 7/15/20(10)	EUR	4,700	5,174,682

			$17,943,279

Utilities — 0.2%
Calpine Corp.
6.00%, 1/15/22(10)		2,000	$2,125,000
7.875%, 1/15/23(10)		5,500	5,929,687
5.875%, 1/15/24(10)		5,000	5,252,500

			$13,307,187

Total Corporate Bonds & Notes (identified cost $264,239,365)			$256,616,790

Asset-Backed Securities — 0.9%

Security	Principal Amount (000’s omitted)		Value
Apidos CLO XIV, Series 2013-14A, Class C1, 3.139%, 4/15/25(10)(11)		$2,400	$2,383,123
Apidos CLO XIV, Series 2013-14A, Class D, 3.789%, 4/15/25(10)(11)		3,000	2,920,213
Apidos CLO XIV, Series 2013-14A, Class E, 4.689%, 4/15/25(10)(11)		1,500	1,354,625
Apidos CLO XVII, Series 2014-17A, Class B, 3.139%, 4/17/26(10)(11)		3,000	3,001,392
Apidos CLO XVII, Series 2014-17A, Class C, 3.589%, 4/17/26(10)(11)		1,500	1,440,038
Apidos CLO XVII, Series 2014-17A, Class D, 5.039%, 4/17/26(10)(11)		1,500	1,334,754
Apidos CLO XXI, Series 2015-21A, Class D, 5.827%, 7/18/27(10)(11)		1,500	1,422,154
Ares XXVIII CLO, Ltd., Series 2013-3A, Class C1, 2.924%, 10/17/24(10)(11)		2,000	1,976,375
Ares XXVIII CLO, Ltd., Series 2013-3A, Class D, 3.674%, 10/17/24(10)(11)		2,000	1,919,120
Ares XXVIII CLO, Ltd., Series 2013-3A, Class E, 5.074%, 10/17/24(10)(11)		2,000	1,812,501
Avery Point II CLO, Ltd., Series 2013-2A, Class C1, 3.039%, 7/17/25(10)(11)		2,000	1,982,838
Avery Point II CLO, Ltd., Series 2013-2A, Class D, 3.739%, 7/17/25(10)(11)		1,670	1,618,184
Avery Point II CLO, Ltd., Series 2013-2A, Class E, 4.539%, 7/17/25(10)(11)		1,670	1,481,804
Babson CLO, Ltd., Series 2013-IA, Class C, 2.987%, 4/20/25(10)(11)		3,150	3,128,275
Babson CLO, Ltd., Series 2013-IA, Class D, 3.787%, 4/20/25(10)(11)		2,475	2,409,859
Babson CLO, Ltd., Series 2013-IA, Class E, 4.687%, 4/20/25(10)(11)		1,500	1,350,152
Birchwood Park CLO, Ltd., Series 2014-1A, Class C1, 3.389%, 7/15/26(10)(11)		2,175	2,177,034
Birchwood Park CLO, Ltd., Series 2014-1A, Class E1, 5.389%, 7/15/26(10)(11)		2,175	1,966,045

Security	Principal Amount (000’s omitted)	Value
Carlyle Global Market Strategies CLO, Ltd., Series 2013-3A, Class B, 2.939%, 7/15/25(10)(11)	$2,000	$1,971,693
Carlyle Global Market Strategies CLO, Ltd., Series 2013-3A, Class C, 3.689%, 7/15/25(10)(11)	2,000	1,932,471
Carlyle Global Market Strategies CLO, Ltd., Series 2013-3A, Class D, 4.889%, 7/15/25(10)(11)	1,600	1,451,666
Madison Park Funding XII, Ltd., Series 2014-12A, Class C, 3.387%, 7/20/26(10)(11)	1,750	1,751,879
Madison Park Funding XII, Ltd., Series 2014-12A, Class D, 3.787%, 7/20/26(10)(11)	1,750	1,695,343
Madison Park Funding XII, Ltd., Series 2014-12A, Class E, 5.387%, 7/20/26(10)(11)	1,750	1,638,194
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class C, 2.987%, 4/20/25(10)(11)	2,625	2,595,484
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class D, 3.787%, 4/20/25(10)(11)	2,900	2,823,458
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class C1, 3.039%, 7/17/25(10)(11)	1,500	1,480,657
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class D, 3.639%, 7/17/25(10)(11)	1,500	1,428,584
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class E, 4.789%, 7/17/25(10)(11)	1,800	1,599,171

Total Asset-Backed Securities (identified cost $56,655,075)		$56,047,086

Common Stocks — 0.2%

Security	Shares	Value
Aerospace and Defense — 0.0%(6)
IAP Worldwide Services, LLC(3)(12)(13)	168	$184,143

		$184,143

Automotive — 0.0%(6)
Dayco Products, LLC(3)(12)	48,926	$2,005,966

		$2,005,966

Business Equipment and Services — 0.0%(6)
Education Management Corp.(3)(12)(13)	41,829,101	$1,129,386

		$1,129,386

Food Service — 0.0%
Buffets Restaurants Holdings, Inc.(3)(12)(13)	114,253	$0

		$0

Investment Services — 0.0%
Safelite Realty Corp.(3)(13)(14)	20,048	$0

		$0

Lodging and Casinos — 0.1%
Affinity Gaming, LLC(3)(12)(13)	167,709	$2,222,140
Tropicana Entertainment, Inc.(12)(13)	40,751	652,831

		$2,874,971

Publishing — 0.1%
ION Media Networks, Inc.(3)(12)(13)	13,247	$4,768,788
MediaNews Group, Inc.(3)(12)(13)	66,239	2,069,965

		$6,838,753

Total Common Stocks (identified cost $6,323,356)		$13,033,219

Convertible Preferred Stocks — 0.0%(6)

Security	Shares	Value
Business Equipment and Services — 0.0%(6)
Education Management Corp., Series A-1, 7.50%(12)(13)	46,544	$1,279,960

Total Convertible Preferred Stocks (identified cost $3,284,920)		$1,279,960

Warrants — 0.0%(6)

Security	Shares	Value
Retailers (Except Food and Drug) — 0.0%(6)
Vivarte Luxco(3)(12)(13)	182,939	$102,466

Total Warrants (identified cost $67,050)		$102,466

Short-Term Investments — 0.7%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.20%(15)	$48,471	$48,470,950

Total Short-Term Investments (identified cost $48,470,950)		$48,470,950

Total Investments — 124.1% (identified cost $8,258,993,349)		$8,032,631,625

Less Unfunded Loan Commitments — (0.1)%		$(5,858,154)

Net Investments — 124.0% (identified cost $8,253,135,195)		$8,026,773,471

Other Assets, Less Liabilities — (24.0)%		$(1,555,764,375)

Net Assets — 100.0%		$6,471,009,096

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

CAD	-	Canadian Dollar

EUR	-	Euro

GBP	-	British Pound Sterling

PIK	-	Payment In Kind

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after July 31, 2015, at which time the interest rate will be determined.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(5)	Includes Staunon Luxco S.C.A. ordinary shares and preferred shares and Staunton Topco, Ltd. ordinary shares that trade with the loan.

(6)	Amount is less than 0.05%.

(7)	Currently the issuer is in default with respect to interest payments and/or principal payments or has filed for bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(8)	Includes new money preferred shares that trade with the loan.

(9)	Includes Vivarte Class A preferred shares and Luxco ordinary shares that trade with the loan.

(10)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2015, the aggregate value of these securities is $186,690,830 or 2.9% of the Portfolio’s net assets.

(11)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2015.

(12)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(13)	Non-income producing security.

(14)	Restricted security.

(15)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2015 was $129,712.

A summary of open financial instruments at July 31, 2015 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
8/28/15	British Pound Sterling 10,414,138	United States Dollar 15,954,980	JPMorgan Chase Bank, N.A.	$—	$(305,442)	$(305,442)
8/31/15	Canadian Dollar 34,283,634	United States Dollar 27,461,619	State Street Bank and Trust Company	1,252,626	—	1,252,626
8/31/15	Canadian Dollar 11,880,000	United States Dollar 9,674,976	State Street Bank and Trust Company	593,009	—	593,009
8/31/15	Euro 48,818,150	United States Dollar 53,209,831	Goldman Sachs International	—	(422,550)	(422,550)
8/31/15	Euro 11,970,000	United States Dollar 13,500,568	State Street Bank and Trust Company	350,140	—	350,140
8/31/15	Euro 14,402,625	United States Dollar 15,995,743	State Street Bank and Trust Company	172,794	—	172,794
8/31/15	Euro 1,990,000	United States Dollar 2,219,976	State Street Bank and Trust Company	33,731	—	33,731
8/31/15	United States Dollar 4,635,733	Canadian Dollar 6,000,000	Citibank, N.A.	—	(48,881)	(48,881)
8/31/15	United States Dollar 7,668,981	Euro 7,000,000	Citibank, N.A.	21,328	—	21,328
8/31/15	United States Dollar 3,932,782	Euro 3,500,000	State Street Bank and Trust Company	—	(87,627)	(87,627)

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
9/30/15	British Pound Sterling 22,740,509	United States Dollar 35,775,596	Goldman Sachs International	$276,924	$—	$276,924
9/30/15	Euro 53,966,239	United States Dollar 60,453,521	HSBC Bank USA, N.A.	1,139,771	—	1,139,771
9/30/15	Euro 6,915,250	United States Dollar 7,713,623	State Street Bank and Trust Company	113,141	—	113,141
9/30/15	Euro 6,234,375	United States Dollar 6,897,607	State Street Bank and Trust Company	45,468	—	45,468
10/30/15	British Pound Sterling 27,412,693	United States Dollar 42,799,575	HSBC Bank USA, N.A.	15,511	—	15,511
10/30/15	Euro 61,037,536	United States Dollar 67,372,622	Goldman Sachs International	253,475	—	253,475

				$4,267,918	$(864,500)	$3,403,418

At July 31, 2015, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

At July 31, 2015 , the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary risk exposure is foreign exchange risk was $4,267,918 and $864,500, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$8,214,023,466

Gross unrealized appreciation	$77,636,810
Gross unrealized depreciation	(264,886,805)

Net unrealized depreciation	$(187,249,995)

Restricted Securities

At July 31, 2015, the Portfolio owned the following security (representing 0.0% of net assets) which was restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Safelite Realty Corp.	9/29/00-11/10/00	20,048	$0	$0

Total Common Stocks			$0	$0

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$7,611,755,801	$39,467,199	$7,651,223,000
Corporate Bonds & Notes	—	256,500,095	116,695	256,616,790
Asset-Backed Securities	—	56,047,086	—	56,047,086
Common Stocks	652,831	—	12,380,388	13,033,219
Convertible Preferred Stocks	—	1,279,960	—	1,279,960
Warrants	—	—	102,466	102,466
Short-Term Investments	—	48,470,950	—	48,470,950
Total Investments	$652,831	$7,974,053,892	$52,066,748	$8,026,773,471
Forward Foreign Currency Exchange Contracts	$—	$4,267,918	$—	$4,267,918
Total	$652,831	$7,978,321,810	$52,066,748	$8,031,041,389

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(864,500)	$—	$(864,500)
Total	$—	$(864,500)	$—	$(864,500)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2015 is not presented. At July 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Senior Debt Portfolio

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	September 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	September 21, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 21, 2015